Financial instruments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of cash reserves
	Local currency	Amount in USD
AUD	906,834	617,663
EUR	2,028	2,239
USD	(14,607)	(14,607)
GBP	(98,001)	(124,768)
Total cash reserve	796,254	480,527

Schedule of detailed information about financial instruments

	As at June 30
(US dollars in thousands)	2023	2022	2021
Financial assets at amortized cost
Trade and other receivables	6,506	6,921	6,539
Cash and cash equivalents	553	1,285	8,604
Restricted cash	608	1,195	1,140
Total	7,667	9,401	16,283

Financial liabilities at amortized cost
Loans and borrowings	32,388	28,561	23,091
Trade and other payables	16,029	11,324	5,750
Total	48,417	39,885	28,841

Schedule of detailed information about the maturity of financial liabilities

Contractual maturities of financial liabilities, including interest payments, are as follows:

Year Ended June 30, 2023		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	16,029	16,029	-	-	-
Borrowings	30,083	1,922	12,323	8,447	7,391
Lease liabilities	2,305	462	1,375	415	53
Total	48,417	18,413	13,698	8,862	7,444

Year Ended June 30, 2022		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	10,973	10,973	-	-	-
Borrowings	26,097	4,604	11,283	10,211	-
Lease liabilities	2,464	506	846	1,112.00	-
Total	39,534	16,083	12,129	11,323	-

Year Ended June 30, 2021		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	5,751	5,751	-	-	-
Borrowings	22,096	411	11,424	10,261	-
Lease liabilities	995	669	326	-	-
Total	28,842	6,831	11,750	10,261	-